Other liabilities - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Other Liabilities [Line Items]
Net provision	$ 0	$ 0
Gross transaction value, exposure	$ 889	778
Maximum
Other Liabilities [Line Items]
Contingent liabilities, exposure		$ 130